EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on June 19, 2015 (Accession No. 0001193125-15-228840), to the Prospectus dated May 1, 2015, as supplemented, for the Class IA, IB and K shares of EQ/Calvert Socially Responsible Portfolio, a series of EQ Advisors Trust.